Share-Based Compensation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	$ 1,259	$ 2,170
Research and Development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	566	38
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	$ 693	$ 2,132